Split-Tenor Revolving Credit Facility (Detail) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended									12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Dec. 31, 2012 ZAR	Nov. 28, 2012 USD ($)	Nov. 28, 2012 ZAR	Nov. 16, 2012 ZAR	Oct. 24, 2012 USD ($)	Oct. 24, 2012 ZAR	Dec. 31, 2012 Collateralized Split tenor revolving credit facility USD ($)	Dec. 31, 2011 Collateralized Split tenor revolving credit facility USD ($)
Debt Instrument [Line Items]
Opening balance					3,000.0	$ 700.1	6,000.0	1,000.0	$ 58.3	500.0	$ 500.0
Long and short-term loans raised	1,543.8	1,451.0	1,167.9	1,619.9								540.0
Long and short-term loans repaid	(1,330.8)	(975.9)	(654.6)	(1,637.5)							(500.0)	(40.0)
Closing balance		$ 350.0			3,000.0	$ 700.1	6,000.0	1,000.0	$ 58.3	500.0		$ 500.0